Cover	Dec. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	None
Document Period End Date	Dec. 11, 2025
Entity File Number	333-239825
Entity Registrant Name	New America Rare Earth & Energy Corp
Entity Central Index Key	0001811509
Entity Tax Identification Number	84-4954365
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Florida Street
Entity Address, City or Town	Maplewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07040
City Area Code	973
Local Phone Number	277 4239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false